Current provisions and other current financial and non-financial liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Development of provisions
Provisions for performance-based compensation plan for managerial staff	€ 142,446	€ 130,925
Provisions for accrued severance payments	45,077	31,395
Provisions for share-based plans	25,309	8,597
Miscellaneous current liabilities
Put option liabilities	807,207	681,442
Unapplied cash and receivable credit balances	464,182	623,492
Invoices outstanding	251,980	250,822
Derivatives	41,859	9,205
Bonuses, commissions	34,416	30,228
Legal matters, advisory and audit fees	27,540	40,262
Variable payments outstanding for acquisitions	1,127	11,085
Other	159,062	29,020
Other current financial liabilities	1,787,373	1,675,556
Personnel liabilities	726,278	713,409
VAT and other (non-income) tax liabilities	139,981	140,596
Contract liabilities	66,735	56,566
Deferred Income	15,430	29,253
Other	103,142	253,000
Other current liabilities	1,051,566	€ 1,192,824
Current provisions
Development of provisions
Provisions at beginning of period	424,610
Foreign currency translation	17,608
Changes in consolidation group	(3,951)
Utilized	(298,374)
Reversed	(49,883)
Additions	340,241
Reclassifications	18,117
Provisions at end of period	448,368
Current provisions | Personnel expenses
Development of provisions
Provisions at beginning of period	187,330
Foreign currency translation	8,128
Changes in consolidation group	(2,197)
Utilized	(166,031)
Reversed	(8,129)
Additions	210,455
Reclassifications	14,826
Provisions at end of period	244,382
Current provisions | Self-insurance programs
Development of provisions
Provisions at beginning of period	119,802
Foreign currency translation	7,213
Utilized	(79,328)
Reversed	(29,194)
Additions	63,477
Reclassifications	24,550
Provisions at end of period	106,520
Current provisions | Risk of lawsuit
Development of provisions
Provisions at beginning of period	56,102
Foreign currency translation	742
Changes in consolidation group	(13)
Utilized	(35,469)
Reversed	(224)
Additions	12,559
Reclassifications	(17,363)
Provisions at end of period	16,334
Current provisions | Other provisions
Development of provisions
Provisions at beginning of period	61,376
Foreign currency translation	1,525
Changes in consolidation group	(1,741)
Utilized	(17,546)
Reversed	(12,336)
Additions	53,750
Reclassifications	(3,896)
Provisions at end of period	€ 81,132